Fair Value Measurements (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Clean Earth Acquisitions Corp [Member]
Fair Value Measurements (Details) [Line Items]
Held in trust account	$ 86,038,091	$ 235,586,028